Fair Value Measurements and Marketable Securities - Summary of Fair Value of Warrant Liability (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Value Of Warrant Liability [Line Items]
Change in fair value	$ 0	$ (72)
Reclassification of warrant liability to permanent equity		(189)
Level 3 [Member]
Schedule Of Fair Value Of Warrant Liability [Line Items]
Fair value, beginning	$ 0	261
Change in fair value		(72)
Reclassification of warrant liability to permanent equity		189
Fair value, ending		$ 0